2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of contract assets and liabilities

The following table depicts the composition of our contract assets and liabilities as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Animation contract assets	$525,709	$513,388
Web filtering contract assets	54,886	24,937
Other contract assets	7,337	7,337
Total contract assets	$587,932	$545,662

Animation contract liabilities	$410,709	$51,054
Web filtering contract liabilities	544,844	564,528
Other contract liabilities	11,500	11,500
Total contract liabilities	$967,053	$627,082

Property and equipment useful lives

The estimated useful lives of property and equipment are as follows:

Computers, software, and office equipment	1 – 5 years
Machinery and equipment	3 – 5 years
Vehicles	5 years
Furniture and fixtures	5 – 10 years
Leasehold improvements	Lesser of the lease term or estimated useful life